Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Provision For Income Taxes [Line Items]
Current - Federal, state and foreign	$ 0	$ 0
Deferred - Federal	(260)	(2,299)
Deferred - State	(9)	(377)
Deferred - Foreign	(1)	(12)
Total	(270)	(2,688)
Change in valuation allowance	270	2,688
Income tax expense	$ 0	$ 0